Related-party Transactions - Schedule of Amounts Related to Receivable and Payable Balances with Related Parties (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Receivables	$ 13	$ 24
Payables	$ 29	$ 24